Derivative Instruments And Hedging Activities (Tables)	6 Months Ended
Sep. 30, 2011
Derivative Instruments And Hedging Activities (Abstract)
Concentration Of Exposures To Credit Risk In OTC Derivatives

	Billions of yen
	March 31, 2011
	Gross Fair Value of Derivative Assets	Impact of Master Netting Agreements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	¥12,733	¥(11,611)	¥(442)	¥680

	Billions of yen
	September 30, 2011
	Gross Fair Value of Derivative Assets	Impact of Master Netting Agreements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	¥22,138	¥(20,761)	¥(804)	¥573

	Translation into billions of U.S. dollars
	September 30, 2011
	Gross Fair Value of derivative assets	Impact of Master Netting Agreements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	$287.36	$(269.48)	$(10.44)	$7.44

Volume Of Derivative Activity In Statement Of Financial Position

	Billions of yen
	March 31, 2011
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥16,229	¥1,472	¥16,257	¥1,511
Interest rate contracts	652,220	11,937	689,543	11,759
Credit contracts	37,075	2,066	38,432	2,093
Foreign exchange contracts	52,150	1,315	61,310	1,384
Commodity contracts	753	97	555	107

Total	¥758,427	¥16,887	¥806,097	¥16,854

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,531	¥32	¥535	¥4
Foreign exchange contracts	20	0	116	2

Total	¥1,551	¥32	¥651	¥6

Total derivatives	¥759,978	¥16,919	¥806,748	¥16,860

	Billions of yen
	September 30, 2011
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥20,840	¥1,910	¥18,980	¥1,904
Interest rate contracts	681,870	21,168	663,700	20,911
Credit contracts	36,911	2,691	39,074	2,696
Foreign exchange contracts	77,683	2,189	76,351	2,059
Commodity contracts	223	28	216	33

Total	¥817,527	¥27,986	¥798,321	¥27,603

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,915	¥81	¥—	¥—
Foreign exchange contracts	141	2	91	0

Total	¥2,056	¥83	¥91	¥0

Total derivatives	¥819,583	¥28,069	¥798,412	¥27,603

	Translation into billions of U.S. dollars
	September 30, 2011
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	$270.51	$24.79	$246.37	$24.71
Interest rate contracts	8,850.86	274.76	8,615.01	271.43
Credit contracts	479.11	34.93	507.19	34.99
Foreign exchange contracts	1,008.35	28.41	991.06	26.73
Commodity contracts	2.89	0.37	2.80	0.43

Total	$10,611.72	$363.26	$10,362.43	$358.29

Derivatives designated as hedging instruments:
Interest rate contracts	$24.86	$1.05	$—	$—
Foreign exchange contracts	1.83	0.03	1.18	0.00

Total	$26.69	$1.08	$1.18	$0.00

Total derivatives	$10,638.41	$364.34	$10,363.61	$358.29

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(3)	Includes derivatives used for non-trading purposes which are not designated as accounting hedges.

Derivative Amounts Included The Consolidated Statements Of Operations

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Derivatives used for trading purposes(1)(2):
Equity contracts	¥269	¥9	$0.12
Interest rate contracts	10	122	1.58
Credit contracts	22	(29)	(0.38)
Foreign exchange contracts	(115)	15	0.19
Commodity contracts	0	7	0.09

Total	¥186	¥124	$1.60

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Derivatives used for trading purposes(1)(2):
Equity contracts	¥(3)	¥(28)	$(0.36)
Interest rate contracts	69	23	0.30
Credit contracts	(6)	(14)	(0.18)
Foreign exchange contracts	(49)	(5)	(0.06)
Commodity contracts	1	(3)	(0.04)

Total	¥12	¥(27)	$(0.34)

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(2)	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as accounting hedges.

Fair Value Hedges

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Derivatives designated as hedging instruments:
Interest rate contracts	¥48	¥59	$0.77

Total	¥48	¥59	$0.77

Hedged items:
Long-term borrowings	¥(48)	¥(59)	$(0.77)

Total	¥(48)	¥(59)	$(0.77)

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Derivatives designated as hedging instruments:
Interest rate contracts	¥19	¥33	$0.43

Total	¥19	¥33	$0.43

Hedged items:
Long-term borrowings	¥(19)	¥(33)	$(0.43)

Total	¥(19)	¥(33)	$(0.43)

Net Investment Hedges

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Hedging instruments:
Foreign exchange contracts	¥2	¥10	$0.13
Long-term borrowings	16	11	0.14

Total	¥18	¥21	$0.27

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Hedging instruments:
Foreign exchange contracts	¥0	¥8	$0.10
Long-term borrowings	8	7	0.09

Total	¥8	¥15	$0.19

(1)	The portion of the gains and losses representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of operations. There were no material gains and losses during the six months ended September 30, 2010 and 2011.

Written Credit Derivatives And Purchased Credit Protection

	Billions of yen
	March 31, 2011
		Maximum Potential Payout/Notional					Notional
	Carrying value (Asset) / liability(1)	Total	Years to Maturity				Purchased Credit Protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥56	¥18,933	¥2,082	¥8,416	¥6,953	¥1,482	¥17,020
Credit default indices	117	12,666	806	4,372	6,275	1,213	10,956
Other credit-risk-related portfolio products	19	3,552	247	2,421	696	188	2,143
Credit-risk-related options and swaptions	0	212	4	—	208	—	121

Total	¥192	¥35,363	¥3,139	¥15,209	¥14,132	¥2,883	¥30,240

	Billions of yen
	September 30, 2011
		Maximum Potential Payout/Notional					Notional
	Carrying value (Asset) / liability(1)	Total	Years to Maturity				Purchased Credit Protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥1,117	¥18,515	¥1,963	¥6,411	¥7,833	¥2,308	¥17,016
Credit default indices	716	12,865	776	3,063	7,134	1,892	10,915
Other credit-risk-related portfolio products	237	3,260	677	1,327	1,003	253	2,040
Credit-risk-related options and swaptions	3	493	—	—	485	8	463

Total	¥2,073	¥35,133	¥3,416	¥10,801	¥16,455	¥4,461	¥30,434

	Translation into billions of U.S. dollars
	September 30, 2011
		Maximum Potential Payout/Notional					Notional
	Carrying value (Asset) / liability(1)	Total	Years to Maturity				Purchased Credit Protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	$14.50	$240.33	$25.48	$83.22	$101.67	$29.96	$220.87
Credit default indices	9.29	166.99	10.07	39.76	92.60	24.56	141.68
Other credit-risk-related portfolio products	3.08	42.31	8.79	17.22	13.02	3.28	26.48
Credit-risk-related options and swaptions	0.04	6.40	—	—	6.30	0.10	6.01

Total	$26.91	$456.03	$44.34	$140.20	$213.59	$57.90	$395.04

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

Written Credit Derivatives By External Credit Rating Of The Underlying Asset

	Billions of yen
	March 31, 2011
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,200	¥1,182	¥5,789	¥5,722	¥2,586	¥1,454	¥18,933
Credit default indices	1,228	375	5,592	3,202	577	1,692	12,666
Other credit-risk-related portfolio products	22	—	—	0	—	3,530	3,552
Credit-risk-related options and swaptions	25	—	29	154	4	—	212

Total	¥3,475	¥1,557	¥11,410	¥9,078	¥3,167	¥6,676	¥35,363

	Billions of yen
	September 30, 2011
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,000	¥1,418	¥5,426	¥5,028	¥2,679	¥1,964	¥18,515
Credit default indices	1,435	384	4,987	3,664	508	1,887	12,865
Other credit-risk-related portfolio products	8	—	—	—	—	3,252	3,260
Credit-risk-related options and swaptions	—	—	—	458	—	35	493

Total	¥3,443	¥1,802	¥10,413	¥9,150	¥3,187	¥7,138	¥35,133

	Translation into billions of U.S. dollars
	September 30, 2011
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	$25.96	$18.41	$70.43	$65.26	$34.78	$25.49	$240.33
Credit default indices	18.63	4.98	64.73	47.57	6.59	24.49	166.99
Other credit-risk-related portfolio products	0.10	—	—	—	—	42.21	42.31
Credit-risk-related options and swaptions	—	—	—	5.94	—	0.46	6.40

Total	$44.69	$23.39	$135.16	$118.77	$41.37	$92.65	$456.03

(1)	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.